Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jan. 03, 2025 shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Jan. 05, 2024 shares	Dec. 31, 2022 shares
Issues of ordinary shares during the period
Opening balance		$ 461,262	$ 597,442	$ 480,355
Transfer of exercised options			0	0
Closing Balance	$ 461,262		574,684	461,262
Proceeds from exercise of warrants			$ 0	1,362
December 2022 warrants | Borrowings - Oaktree
Issues of ordinary shares during the period
Exercise of warrants	3,200
Number of warrants issued to purchase american depositary shares (in shares) | shares						188,122		227,502	455,000
Proceeds from exercise of warrants	1,400			$ 1,300
Exercise price (in dollars per share) | $ / shares						$ 7.24
Exercise of warrants	$ 3,200
January 2025 warrants | Borrowings - Oaktree
Issues of ordinary shares during the period
Number of warrants issued to purchase american depositary shares (in shares) | shares					1,881,220
Chief Medical Officer | Private Placement
Issues of ordinary shares during the period
Ordinary shares (in shares) | shares							5,039,814
Sale of equity price (in dollars per share) | $ / shares							$ 0.30
Issued Capital
Classes of Share Capital Movement [Roll Forward]
Beginning balance (in shares) | shares		1,154,023,928	1,279,967,187	1,141,784,114
Exercise of share options (in shares) | shares			0	0
Transfer to employee share trust, (in shares) | shares			10,335,000	7,200,000
Transaction costs arising on share issue (in shares) | shares			0	0
Fully-paid ordinary shares (in shares) | shares			10,335,000			12,239,814
Placement of shares under a share placement agreement (in shares) | shares			0	0
Exercise of warrants (in shares) | shares			0	0
Total contributions of unissued equity during the period (in shares) | shares			0	0
Total contributions of equity during the period (in shares) | shares			10,335,000	12,239,814
Share options reserve transferred to equity on exercise of options (in shares) | shares			0	0
Ending balance (in shares) | shares	1,154,023,928		1,290,302,187	1,154,023,928
Issues of ordinary shares during the period
Opening balance		$ 1,320,207	$ 1,508,846	$ 1,310,813
Transfer of exercised options			3,994	1,341
Transfer to employee share trust			0	0
Transaction costs arising on share issue			(114)	(110)
Total contributions of equity during the period			5,437	2,231
Placement of shares under a share placement agreement			0	(1,000)
Exercise of warrants			0	4,550
Total contributions of unissued equity during the period			0	3,550
Total contributions of equity during the period			5,437	5,781
Share options reserve transferred to equity on exercise of options			5,173	3,613
Closing Balance	$ 1,320,207		$ 1,519,456	1,320,207
Ordinary shares (in shares) | shares			1,290,302,187			1,154,023,928
Exercise of warrants			$ 0	$ 4,550
Issued Capital | Borrowings - Oaktree
Classes of Share Capital Movement [Roll Forward]
Ending balance (in shares) | shares		2,275,020
Issues of ordinary shares during the period
Ordinary shares (in shares) | shares		2,275,020
Issued Capital | Placement Agreement
Classes of Share Capital Movement [Roll Forward]
Placement of shares under a share placement agreement (in shares) | shares			0	5,039,814
Issues of ordinary shares during the period
Placement of shares under a share placement agreement			$ 1,557	$ 1,000